Quarterly Holdings Report
for
Strategic Advisers® Fidelity® International Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2026
SIL-NPRT1-0726
1.912844.115
Common Stocks - 45.3%
	Shares	Value ($)
AUSTRALIA - 1.6%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	1,440,880	51,885,188
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Whitehaven Coal Ltd	6,211,610	39,065,203
Financials - 0.4%
Banks - 0.2%
ANZ Group Holdings Ltd	3,598,670	91,115,655
Westpac Banking Corp	1,477,290	38,224,879
		129,340,534
Capital Markets - 0.1%
Macquarie Group Ltd	452,551	77,593,404
Insurance - 0.1%
Suncorp Group Ltd	4,667,430	58,304,952
TOTAL FINANCIALS		265,238,890
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Sonic Healthcare Ltd	1,898,690	26,585,133
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Brambles Ltd	4,492,090	53,499,388
Trading Companies & Distributors - 0.0%
SGH Ltd	961,580	28,474,788
TOTAL INDUSTRIALS		81,974,176
Materials - 0.9%
Metals & Mining - 0.9%
Glencore PLC	21,562,319	163,989,920
Northern Star Resources Ltd	3,350,355	45,295,753
Rio Tinto Ltd	1,126,932	150,357,028
Rio Tinto PLC	2,660,122	282,535,404
Vault Minerals Ltd	10,475,060	31,621,587
TOTAL MATERIALS		673,799,692
Real Estate - 0.1%
Diversified REITs - 0.1%
GPT Group/The unit	16,552,040	57,699,377
TOTAL AUSTRALIA		1,196,247,659
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Erste Group Bank AG	416,206	49,610,655
BELGIUM - 0.9%
Consumer Staples - 0.2%
Beverages - 0.2%
Anheuser-Busch InBev SA/NV	1,533,890	122,814,994
Financials - 0.4%
Banks - 0.4%
KBC Group NV	2,197,750	292,105,766
Health Care - 0.3%
Pharmaceuticals - 0.3%
UCB SA	831,809	244,204,882
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	693,333	17,985,568
TOTAL BELGIUM		677,111,210
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Wheaton Precious Metals Corp	484,945	65,201,034
CANADA - 0.3%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc (United States) (c)	317,016	122,174,796
Materials - 0.1%
Metals & Mining - 0.1%
Franco-Nevada Corp	495,646	114,814,860
TOTAL CANADA		236,989,656
CHILE - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC	958,960	52,922,860
CHINA - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Prosus NV Class N	1,580,170	71,865,447
Industrials - 0.2%
Electrical Equipment - 0.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,732,228	108,548,261
Machinery - 0.1%
Yangzijiang Shipbuilding (Holdings) Ltd	16,420,980	46,834,372
TOTAL INDUSTRIALS		155,382,633
Materials - 0.1%
Metals & Mining - 0.1%
Zijin Mining Group Co Ltd A Shares (China)	10,444,700	46,988,608
TOTAL CHINA		274,236,688
DENMARK - 0.5%
Industrials - 0.4%
Air Freight & Logistics - 0.4%
DSV A/S	983,140	246,945,314
Electrical Equipment - 0.0%
Vestas Wind Systems A/S	808,850	22,694,598
TOTAL INDUSTRIALS		269,639,912
Materials - 0.1%
Chemicals - 0.1%
Novonesis Novozymes B Series B	1,045,210	60,724,703
TOTAL DENMARK		330,364,615
FINLAND - 0.6%
Financials - 0.1%
Insurance - 0.1%
Mandatum Holding Oy	1,119,100	7,440,314
Sampo Oyj A Shares	4,616,000	48,719,815
TOTAL FINANCIALS		56,160,129
Industrials - 0.0%
Machinery - 0.0%
Wartsila OYJ Abp	867,840	35,327,475
Information Technology - 0.5%
Communications Equipment - 0.5%
Nokia Oyj	14,448,380	212,214,842
Nokia Oyj ADR	3,665,200	54,391,568
TOTAL INFORMATION TECHNOLOGY		266,606,410
Materials - 0.0%
Paper & Forest Products - 0.0%
UPM-Kymmene Oyj	1,136,220	33,185,187
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	1,476,400	34,527,563
TOTAL FINLAND		425,806,764
FRANCE - 3.5%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Orange SA	10,877,460	227,508,781
Entertainment - 0.0%
Vivendi SE	6,718,785	18,416,458
Media - 0.0%
Canal+ SA	4,864,100	16,703,733
TOTAL COMMUNICATION SERVICES		262,628,972
Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cie Generale des Etablissements Michelin SCA Series B	1,070,635	39,079,461
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	225,462	123,316,028
TOTAL CONSUMER DISCRETIONARY		162,395,489
Consumer Staples - 0.2%
Food Products - 0.2%
Danone SA	1,824,490	129,721,275
Personal Care Products - 0.0%
L'Oreal SA	97,435	42,992,963
TOTAL CONSUMER STAPLES		172,714,238
Energy - 0.3%
Energy Equipment & Services - 0.1%
Vallourec SACA (c)	2,266,380	63,232,655
Oil, Gas & Consumable Fuels - 0.2%
TotalEnergies SE	1,989,608	174,468,630
TOTAL ENERGY		237,701,285
Financials - 0.5%
Banks - 0.3%
BNP Paribas SA	2,351,860	253,513,524
Capital Markets - 0.0%
Amundi SA (f)(g)	173,206	16,960,206
Insurance - 0.2%
AXA SA	2,839,700	130,948,099
TOTAL FINANCIALS		401,421,829
Industrials - 1.2%
Aerospace & Defense - 0.8%
Airbus SE	615,170	128,464,230
Dassault Aviation SA	81,892	29,114,139
Safran SA	1,026,720	366,095,991
		523,674,360
Building Products - 0.2%
Cie de Saint-Gobain SA	1,507,810	136,639,187
Electrical Equipment - 0.2%
Legrand SA	1,055,756	181,821,200
Trading Companies & Distributors - 0.0%
Rexel SA	791,000	33,961,731
TOTAL INDUSTRIALS		876,096,478
Materials - 0.5%
Chemicals - 0.5%
Air Liquide SA	1,630,658	336,867,394
Real Estate - 0.1%
Retail REITs - 0.1%
Unibail-Rodamco-Westfield unit	332,010	38,470,057
Utilities - 0.1%
Multi-Utilities - 0.1%
Veolia Environnement SA	1,223,400	49,359,017
TOTAL FRANCE		2,537,654,759
GERMANY - 3.8%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Deutsche Telekom AG	2,503,357	84,050,432
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Bayerische Motoren Werke AG	920,060	80,229,291
Financials - 0.8%
Banks - 0.0%
Commerzbank AG	688,500	29,761,641
Capital Markets - 0.1%
Deutsche Bank AG	722,600	23,481,540
Deutsche Boerse AG	210,470	60,638,883
		84,120,423
Insurance - 0.7%
Allianz SE	788,385	349,377,691
Hannover Rueck SE	269,300	72,999,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	122,161	64,155,410
		486,532,618
TOTAL FINANCIALS		600,414,682
Health Care - 0.2%
Health Care Providers & Services - 0.2%
Fresenius SE & Co KGaA	3,096,617	130,757,924
Pharmaceuticals - 0.0%
Bayer AG	848,200	36,071,210
TOTAL HEALTH CARE		166,829,134
Industrials - 1.7%
Aerospace & Defense - 0.4%
Hensoldt AG (d)	307,730	31,948,482
Rheinmetall AG	156,565	235,719,043
		267,667,525
Air Freight & Logistics - 0.2%
Deutsche Post AG	2,427,538	144,577,846
Electrical Equipment - 0.5%
Siemens Energy AG	1,742,220	331,724,152
Industrial Conglomerates - 0.5%
Siemens AG	1,232,572	386,460,988
Machinery - 0.1%
RENK Group AG	746,500	49,500,296
TOTAL INDUSTRIALS		1,179,930,807
Information Technology - 0.2%
Software - 0.2%
SAP SE	744,634	134,700,143
Materials - 0.3%
Construction Materials - 0.3%
Heidelberg Materials AG	1,010,862	223,658,359
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE (d)	648,386	42,162,467
LEG Immobilien SE rights (c)(e)	648,386	2,208,330
Vonovia SE	1,147,274	28,594,291
TOTAL REAL ESTATE		72,965,088
Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.2%
RWE AG	2,518,700	160,287,005
Multi-Utilities - 0.1%
E.ON SE	4,043,045	85,827,700
TOTAL UTILITIES		246,114,705
TOTAL GERMANY		2,788,892,641
HONG KONG - 0.5%
Financials - 0.5%
Insurance - 0.5%
AIA Group Ltd	19,745,517	207,233,571
Prudential PLC	9,790,124	139,289,565
TOTAL FINANCIALS		346,523,136
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CK Asset Holdings Ltd	7,907,170	47,764,477
TOTAL HONG KONG		394,287,613
INDIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd GDR (g)	596,300	33,333,170
IRELAND - 0.3%
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	4,469,380	52,595,229
Industrials - 0.2%
Building Products - 0.2%
Kingspan Group PLC	1,875,676	171,960,175
TOTAL IRELAND		224,555,404
ISRAEL - 0.5%
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	2,258,536	58,075,496
Bank Leumi Le-Israel BM	2,312,892	58,661,077
		116,736,573
Insurance - 0.0%
Harel Insurance Investments & Financial Services Ltd	657,325	41,731,220
TOTAL FINANCIALS		158,467,793
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (c)	3,224,100	113,875,212
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Next Vision Stabilized Systems Ltd	646,073	68,743,359
TOTAL ISRAEL		341,086,364
ITALY - 2.0%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA/Milano (c)	75,253,070	63,970,552
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Pirelli & C SpA (f)(g)	8,005,460	58,920,057
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	408,640	23,465,452
Davide Campari-Milano NV (d)	5,342,010	34,905,616
TOTAL CONSUMER STAPLES		58,371,068
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	3,856,200	100,889,950
Financials - 1.3%
Banks - 1.2%
BPER Banca SPA	4,190,600	56,787,806
FinecoBank Banca Fineco SpA	2,418,300	59,121,979
Intesa Sanpaolo SpA	53,959,492	364,661,950
UniCredit SpA	4,056,722	350,131,577
		830,703,312
Insurance - 0.1%
Generali (d)	2,216,000	99,798,046
TOTAL FINANCIALS		930,501,358
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	1,820,840	109,377,131
Industrials - 0.2%
Electrical Equipment - 0.2%
Prysmian SpA	464,715	80,055,082
Machinery - 0.0%
Interpump Group SpA	223,200	9,341,016
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	589,650	35,838,927
TOTAL INDUSTRIALS		125,235,025
TOTAL ITALY		1,447,265,141
JAPAN - 10.3%
Communication Services - 0.5%
Entertainment - 0.1%
Capcom Co Ltd	462,000	8,748,890
Konami Group Corp	297,270	35,333,068
Nintendo Co Ltd	1,446,950	64,749,420
		108,831,378
Interactive Media & Services - 0.0%
LY Corp	5,579,200	14,488,218
Wireless Telecommunication Services - 0.4%
KDDI Corp	4,261,590	73,258,650
SoftBank Group Corp	3,053,900	143,661,846
		216,920,496
TOTAL COMMUNICATION SERVICES		340,240,092
Consumer Discretionary - 1.7%
Automobile Components - 0.3%
Niterra Co Ltd	694,270	44,311,396
Sumitomo Electric Industries Ltd	1,900,063	146,553,266
		190,864,662
Automobiles - 0.5%
Isuzu Motors Ltd	2,345,330	34,456,610
Toyota Motor Corp	16,601,530	314,063,030
		348,519,640
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	7,569,570	41,588,054
Ryohin Keikaku Co Ltd	2,190,250	53,399,936
		94,987,990
Hotels, Restaurants & Leisure - 0.0%
Food & Life Cos Ltd	426,100	29,095,140
Household Durables - 0.6%
Panasonic Holdings Corp	14,027,510	324,091,424
Sumitomo Forestry Co Ltd	2,990,600	24,514,038
		348,605,462
Specialty Retail - 0.2%
Fast Retailing Co Ltd	294,780	152,765,771
Sanrio Co Ltd (d)	5,376,230	28,902,321
		181,668,092
Textiles, Apparel & Luxury Goods - 0.0%
Asics Corp	938,400	28,535,278
TOTAL CONSUMER DISCRETIONARY		1,222,276,264
Consumer Staples - 0.5%
Beverages - 0.0%
Asahi Group Holdings Ltd	3,625,890	34,684,604
Consumer Staples Distribution & Retail - 0.0%
Tsuruha Holdings Inc	2,513,430	31,113,096
Food Products - 0.4%
Ajinomoto Co Inc	6,799,520	219,954,962
Tobacco - 0.1%
Japan Tobacco Inc	1,358,791	52,343,150
TOTAL CONSUMER STAPLES		338,095,812
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Inpex Corp	4,681,120	105,928,839
Financials - 2.3%
Banks - 1.8%
Chiba Bank Ltd/The (d)	2,713,220	39,625,465
Mitsubishi UFJ Financial Group Inc	29,841,136	560,830,418
Mizuho Financial Group Inc	6,552,940	294,528,362
Sumitomo Mitsui Financial Group Inc	11,495,000	419,255,894
		1,314,240,139
Financial Services - 0.2%
ORIX Corp	4,135,350	161,275,064
Insurance - 0.3%
Tokio Marine Holdings Inc	5,044,365	224,001,927
TOTAL FINANCIALS		1,699,517,130
Health Care - 0.5%
Health Care Equipment & Supplies - 0.2%
Hoya Corp	811,000	137,895,206
Pharmaceuticals - 0.3%
Chugai Pharmaceutical Co Ltd	1,222,440	60,457,538
Takeda Pharmaceutical Co Ltd	4,370,190	139,501,261
		199,958,799
TOTAL HEALTH CARE		337,854,005
Industrials - 2.5%
Building Products - 0.1%
Daikin Industries Ltd	532,900	76,719,331
Electrical Equipment - 0.0%
Fujikura Ltd	1,293,490	38,546,679
Furukawa Electric Co Ltd	24,700	8,073,852
Mitsubishi Electric Corp	282,610	11,488,966
		58,109,497
Industrial Conglomerates - 0.7%
Hikari Tsushin Inc	196,540	45,104,304
Hitachi Ltd	13,956,676	451,771,092
		496,875,396
Machinery - 1.1%
Daifuku Co Ltd	1,176,230	53,994,396
Ebara Corp	3,503,993	124,596,030
Hoshizaki Corp	1,337,820	44,251,002
IHI Corp	1,687,600	29,324,367
Kawasaki Heavy Industries Ltd	8,291,302	162,157,479
MINEBEA MITSUMI Inc	1,690,200	48,414,230
Mitsubishi Heavy Industries Ltd	11,539,179	272,771,964
SMC Corp	87,000	37,838,581
Sumitomo Heavy Industries Ltd	836,730	27,434,804
		800,782,853
Trading Companies & Distributors - 0.6%
ITOCHU Corp	13,694,120	165,558,061
Marubeni Corp	1,916,000	62,509,252
Mitsui & Co Ltd	3,257,300	108,191,486
Sumitomo Corp	2,080,110	91,727,456
		427,986,255
TOTAL INDUSTRIALS		1,860,473,332
Information Technology - 1.8%
Electronic Equipment, Instruments & Components - 0.2%
Ibiden Co Ltd (d)	516,220	74,549,085
Kyocera Corp	3,305,830	72,295,896
Yokogawa Electric Corp	443,670	13,931,458
		160,776,439
IT Services - 0.2%
NEC Corp	2,696,120	69,457,699
TIS Inc	2,102,700	44,637,733
		114,095,432
Semiconductors & Semiconductor Equipment - 1.4%
Advantest Corp	1,502,450	245,643,838
Disco Corp	313,966	128,109,076
Kioxia Holdings Corp (c)	290,010	119,908,068
Lasertec Corp	86,160	21,785,063
Renesas Electronics Corp	8,648,830	240,763,617
Rohm Co Ltd	1,554,600	53,276,029
SUMCO Corp	1,526,930	38,291,894
Tokyo Electron Ltd	471,765	158,217,973
		1,005,995,558
TOTAL INFORMATION TECHNOLOGY		1,280,867,429
Materials - 0.3%
Chemicals - 0.3%
Asahi Kasei Corp	4,065,660	45,617,897
Kuraray Co Ltd	2,311,080	23,805,147
Shin-Etsu Chemical Co Ltd	3,308,650	160,610,811
TOTAL MATERIALS		230,033,855
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Hulic Co Ltd (d)	3,907,100	41,679,986
Sumitomo Realty & Development Co Ltd	2,629,860	61,376,885
TOTAL REAL ESTATE		103,056,871
Utilities - 0.0%
Gas Utilities - 0.0%
Osaka Gas Co Ltd	964,200	32,455,820
TOTAL JAPAN		7,550,799,449
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.2%
SK Hynix Inc	102,340	158,239,202
Technology Hardware, Storage & Peripherals - 0.4%
Samsung Electronics Co Ltd	1,259,048	264,518,154
TOTAL KOREA (SOUTH)		422,757,356
MEXICO - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,627,140	38,322,305
NETHERLANDS - 2.4%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	1,125,110	47,466,915
Food Products - 0.0%
Magnum Ice Cream Co NV/The	2,234,800	36,222,296
TOTAL CONSUMER STAPLES		83,689,211
Financials - 0.3%
Banks - 0.2%
ING Groep NV	4,536,110	140,507,991
Insurance - 0.1%
ASR Nederland NV (d)	504,890	37,866,507
NN Group NV	842,640	70,451,068
		108,317,575
TOTAL FINANCIALS		248,825,566
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE (c)	118,503	99,060,661
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.8%
ASM International NV	248,987	260,911,924
ASML Holding NV	590,304	954,482,692
BE Semiconductor Industries NV	171,490	56,887,376
		1,272,281,992
Software - 0.1%
Nebius Group NV Class A (c)	97,000	22,415,730
TOTAL INFORMATION TECHNOLOGY		1,294,697,722
TOTAL NETHERLANDS		1,726,273,160
PHILIPPINES - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
International Container Terminal Services Inc	1,200,000	14,668,853
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	413,580	8,760,379
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Galp Energia SGPS SA	2,485,900	54,033,184
TOTAL PORTUGAL		62,793,563
SINGAPORE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	7,801,600	26,530,025
Financials - 0.2%
Banks - 0.2%
DBS Group Holdings Ltd	1,644,970	80,995,036
United Overseas Bank Ltd	3,029,700	89,258,939
TOTAL FINANCIALS		170,253,975
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	670,520	46,104,472
TOTAL SINGAPORE		242,888,472
SOUTH AFRICA - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Thungela Resources Ltd (United Kingdom)	345,000	3,019,975
Materials - 0.2%
Metals & Mining - 0.2%
Anglo American PLC	1,701,537	91,061,805
Valterra Platinum Ltd (United Kingdom)	231,045	19,275,637
TOTAL MATERIALS		110,337,442
TOTAL SOUTH AFRICA		113,357,417
SPAIN - 2.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	964,420	32,272,084
Financials - 1.7%
Banks - 1.7%
Banco Santander SA	61,657,187	771,075,551
Bankinter SA	7,944,995	134,047,765
CaixaBank SA	24,019,239	324,297,423
TOTAL FINANCIALS		1,229,420,739
Industrials - 0.1%
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	302,300	43,828,518
Transportation Infrastructure - 0.0%
Aena SME SA (f)(g)	813,780	23,634,906
TOTAL INDUSTRIALS		67,463,424
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	15,065,286	342,009,672
TOTAL SPAIN		1,671,165,919
SWEDEN - 0.9%
Financials - 0.3%
Capital Markets - 0.0%
EQT AB (d)	1,478,860	51,174,120
Financial Services - 0.3%
Investor AB B Shares	4,872,290	200,921,080
TOTAL FINANCIALS		252,095,200
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
AddLife AB B Shares	1,001,600	16,152,564
Industrials - 0.6%
Building Products - 0.4%
Assa Abloy AB B Shares	6,009,445	215,790,951
Machinery - 0.2%
Indutrade AB	2,760,859	57,859,897
Volvo AB B Shares	2,585,870	91,038,784
		148,898,681
TOTAL INDUSTRIALS		364,689,632
TOTAL SWEDEN		632,937,396
SWITZERLAND - 1.5%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Cie Financiere Richemont SA Series A	616,677	132,412,280
Consumer Staples - 0.1%
Food Products - 0.1%
Nestle SA	584,740	59,330,082
Financials - 1.1%
Capital Markets - 0.4%
UBS Group AG	5,378,613	255,235,187
UBS Group AG (United States)	639,387	30,102,340
		285,337,527
Insurance - 0.7%
Swiss Life Holding AG (d)	42,930	46,793,728
Zurich Insurance Group AG	605,999	430,343,566
		477,137,294
TOTAL FINANCIALS		762,474,821
Health Care - 0.1%
Pharmaceuticals - 0.1%
Galderma Group AG	508,010	107,470,250
TOTAL SWITZERLAND		1,061,687,433
TAIWAN - 0.6%
Industrials - 0.0%
Electrical Equipment - 0.0%
Bizlink Holding Inc	222,000	14,734,513
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd	6,020,032	444,739,625
TOTAL TAIWAN		459,474,138
UNITED KINGDOM - 6.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	4,369,764	140,575,308
Household Durables - 0.1%
Barratt Redrow PLC	16,895,474	59,526,056
Leisure Products - 0.0%
Games Workshop Group PLC	114,370	30,588,785
Specialty Retail - 0.0%
JD Sports Fashion PLC	7,439,200	8,441,479
Textiles, Apparel & Luxury Goods - 0.0%
Burberry Group PLC (c)	1,963,030	31,168,191
TOTAL CONSUMER DISCRETIONARY		270,299,819
Consumer Staples - 1.2%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	607,360	55,081,478
Diageo PLC	4,039,213	82,798,030
		137,879,508
Food Products - 0.0%
Cranswick PLC	393,000	29,055,995
Tobacco - 1.0%
British American Tobacco PLC	7,988,506	494,301,595
Imperial Brands PLC	5,246,282	190,238,965
		684,540,560
TOTAL CONSUMER STAPLES		851,476,063
Financials - 1.9%
Banks - 1.7%
HSBC Holdings PLC	25,039,330	470,194,576
Lloyds Banking Group PLC	226,041,343	309,187,178
NatWest Group PLC	30,267,960	243,437,298
Standard Chartered PLC	6,741,630	180,539,245
		1,203,358,297
Capital Markets - 0.0%
3i Group PLC	174,100	5,287,386
London Stock Exchange Group PLC	130,752	15,886,273
St James's Place PLC	760,400	12,390,771
		33,564,430
Insurance - 0.2%
Admiral Group PLC	1,135,660	50,408,803
Aviva PLC	7,863,182	64,724,537
Beazley PLC	3,415,100	58,914,665
		174,048,005
TOTAL FINANCIALS		1,410,970,732
Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	2,562,039	476,210,117
GSK PLC	13,595,849	343,793,378
TOTAL HEALTH CARE		820,003,495
Industrials - 1.2%
Aerospace & Defense - 1.1%
BAE Systems PLC	12,756,684	347,067,730
Rolls-Royce Holdings PLC	26,540,912	477,519,604
		824,587,334
Trading Companies & Distributors - 0.1%
Diploma PLC	610,418	57,461,289
TOTAL INDUSTRIALS		882,048,623
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Halma PLC	1,635,900	103,147,574
Utilities - 0.5%
Electric Utilities - 0.3%
SSE PLC	6,698,258	210,268,881
Multi-Utilities - 0.2%
National Grid PLC	7,380,201	118,819,749
TOTAL UTILITIES		329,088,630
TOTAL UNITED KINGDOM		4,667,034,936
UNITED STATES - 4.6%
Communication Services - 0.0%
Entertainment - 0.0%
Spotify Technology SA (c)	106,160	52,833,709
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Holdings Inc	114,795	37,613,729
InterContinental Hotels Group PLC	1,116,737	172,145,009
TOTAL CONSUMER DISCRETIONARY		209,758,738
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
BP PLC	6,342,010	44,796,604
Shell PLC	9,527,973	402,608,264
Shell PLC ADR (d)	2,547,900	214,329,348
Shell PLC rights (c)(e)	9,503,173	3,711,939
TOTAL ENERGY		665,446,155
Financials - 0.2%
Capital Markets - 0.1%
Moody's Corp	87,346	39,589,574
Financial Services - 0.1%
Mastercard Inc Class A	79,578	39,309,940
Visa Inc Class A	130,476	42,582,148
		81,892,088
TOTAL FINANCIALS		121,481,662
Health Care - 1.0%
Pharmaceuticals - 1.0%
Roche Holding AG	1,701,197	717,704,403
Industrials - 1.2%
Aerospace & Defense - 0.1%
HEICO Corp	145,166	50,543,898
Building Products - 0.1%
Trane Technologies PLC	94,361	42,585,119
Commercial Services & Supplies - 0.1%
Waste Connections Inc	709,886	105,938,379
Construction & Engineering - 0.1%
Ferrovial NV	1,264,842	86,600,797
Ferrovial NV rights (c)(d)(e)	1,276,062	830,229
		87,431,026
Electrical Equipment - 0.7%
Eaton Corp PLC	109,236	43,759,942
Schneider Electric SE	1,571,995	493,737,366
		537,497,308
Trading Companies & Distributors - 0.1%
Ferguson Enterprises Inc (United Kingdom)	175,400	39,423,646
TOTAL INDUSTRIALS		863,419,376
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp Class A	363,155	54,022,938
Software - 0.1%
Cadence Design Systems Inc (c)	151,095	56,650,048
TOTAL INFORMATION TECHNOLOGY		110,672,986
Materials - 0.8%
Chemicals - 0.0%
Linde PLC	103,500	51,510,915
Construction Materials - 0.8%
Amrize Ltd	681,800	36,782,523
CRH PLC	2,476,903	269,462,277
Holcim AG	2,647,339	260,575,151
		566,819,951
TOTAL MATERIALS		618,330,866
TOTAL UNITED STATES		3,359,647,895
TOTAL COMMON STOCKS (Cost $24,504,446,438)		33,099,374,525

Domestic Equity Funds - 0.0%
	Shares	Value ($)
Fidelity SAI Inflation-Focused Fund (b) (Cost $1,195)	15	1,869

International Equity Funds - 47.7%
	Shares	Value ($)
Fidelity Advisor International Discovery Fund - Class Z (b)	77,600,033	4,922,946,116
Fidelity Advisor International Growth Fund - Class Z (b)	66,948,272	1,626,843,002
Fidelity Advisor International Real Estate Fund - Class Z (b)	8,370,922	86,806,465
Fidelity Advisor International Small Cap Opportunities Fund - Class Z (b)	6,979,896	164,795,335
Fidelity Advisor Japan Fund - Class Z (b)	9,715,552	238,905,413
Fidelity Diversified International Fund (b)	87,892,894	4,756,763,440
Fidelity Japan Smaller Companies Fund (b)	3,117,355	63,313,477
Fidelity Pacific Basin Fund (b)	3,631,096	178,613,636
Fidelity SAI International Index Fund (b)	250,845,528	4,796,166,493
Fidelity SAI International Low Volatility Index Fund (b)	294,690,540	4,007,791,345
Fidelity SAI International Momentum Index Fund (b)	39,866,905	807,304,816
Fidelity SAI International Quality Index Fund (b)	84,230,499	1,255,034,429
Fidelity SAI International Small Cap Index Fund (b)	65,149,924	756,390,622
Fidelity SAI International Value Index Fund (b)	757,861,891	10,913,211,236
Fidelity SAI Japan Stock Index Fund (b)	11,561,545	158,393,172
iShares MSCI India ETF (d)	1,966,167	95,477,070
iShares MSCI UAE ETF Class A (d)	1,390,600	27,158,418
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $25,593,443,653)		34,855,914,485

U.S. Treasury Obligations - 0.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 6/18/2026 (i)	3.63 to 3.66	16,640,000	16,611,457
US Treasury Bills 0% 6/25/2026 (i)	3.61 to 3.65	9,730,000	9,706,456
US Treasury Bills 0% 7/2/2026 (i)	3.65	48,980,000	48,827,529
US Treasury Bills 0% 7/30/2026 (i)	3.62 to 3.63	9,990,000	9,930,491
US Treasury Bills 0% 8/13/2026 (i)	3.58 to 3.62	24,730,000	24,549,973
US Treasury Bills 0% 8/20/2026 (i)	3.60 to 3.62	16,250,000	16,120,211
US Treasury Bills 0% 8/6/2026 (i)	3.63	36,220,000	35,979,667
TOTAL U.S. TREASURY OBLIGATIONS (Cost $161,729,283)			161,725,784

Money Market Funds - 6.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.67	288,872,031	288,929,806
Fidelity Securities Lending Cash Central Fund (j)(k)	3.67	380,908,133	380,946,224
State Street Institutional U.S. Government Money Market Fund Premier Class (l)	3.56	4,339,653,743	4,339,653,743
TOTAL MONEY MARKET FUNDS (Cost $5,009,529,773)			5,009,529,773

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $55,269,150,342)	73,126,546,436
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(77,221,421)
NET ASSETS - 100.0%	73,049,325,015

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME Nikkei 225 Index Contracts (United States)	250	6/2026	82,787,500	14,524,195
ICE MSCI EAFE Index Contracts (United States)	27,752	6/2026	4,317,239,880	132,351,406

TOTAL FUTURES CONTRACTS				146,875,601

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $131,787,253 or 0.2% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,120,423 or 0.2% of net assets.

(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $161,725,784.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	435,720,793	3,302,419,948	3,449,210,935	3,633,418	-	-	288,929,806	288,872,031	0.4%
Fidelity Securities Lending Cash Central Fund	345,669,811	1,179,782,583	1,144,506,170	427,802	-	-	380,946,224	380,908,133	1.1%
Total	781,390,604	4,482,202,531	4,593,717,105	4,061,220	-	-	669,876,030

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor International Discovery Fund Class Z	4,762,314,048	-	-	-	-	160,632,068	4,922,946,116	77,600,033
Fidelity Advisor International Growth Fund Class Z	1,649,605,414	-	-	-	-	(22,762,412)	1,626,843,002	66,948,272
Fidelity Advisor International Real Estate Fund Class Z	96,684,154	-	-	-	-	(9,877,689)	86,806,465	8,370,922
Fidelity Advisor International Small Cap Opportunities Fund Class Z	161,933,577	-	-	-	-	2,861,758	164,795,335	6,979,896
Fidelity Advisor Japan Fund Class Z	225,109,330	-	-	-	-	13,796,083	238,905,413	9,715,552
Fidelity Diversified International Fund	4,671,507,333	-	-	-	-	85,256,107	4,756,763,440	87,892,894
Fidelity Japan Smaller Companies Fund	61,443,064	-	-	-	-	1,870,413	63,313,477	3,117,355
Fidelity Pacific Basin Fund	160,421,842	-	-	-	-	18,191,794	178,613,636	3,631,096
Fidelity SAI Inflation-Focused Fund	1,505	-	-	-	-	364	1,869	15
Fidelity SAI International Index Fund	4,065,893,625	688,361,446	-	-	-	41,911,422	4,796,166,493	250,845,528
Fidelity SAI International Low Volatility Index Fund	4,003,587,627	218,000,000	-	-	-	(213,796,282)	4,007,791,345	294,690,540
Fidelity SAI International Momentum Index Fund	729,485,629	73,000,000	-	-	-	4,819,187	807,304,816	39,866,905
Fidelity SAI International Quality Index Fund	1,202,720,296	56,000,000	-	-	-	(3,685,867)	1,255,034,429	84,230,499
Fidelity SAI International Small Cap Index Fund	749,875,630	-	-	-	-	6,514,992	756,390,622	65,149,924
Fidelity SAI International Value Index Fund	10,779,767,809	40,000,000	-	-	-	93,443,427	10,913,211,236	757,861,891
Fidelity SAI Japan Stock Index Fund	157,121,402	-	-	-	-	1,271,770	158,393,172	11,561,545
	33,477,472,285	1,075,361,446	-	-	-	180,447,135	34,733,280,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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